GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
China – 89.2%
115,804	Aier Eye Hospital Group Co. Ltd. Class A (Health Care Equipment & Services)	$ 1,407,549
257,600	Alibaba Group Holding Ltd. (Retailing)*	8,174,815
17,121	Alibaba Group Holding Ltd. ADR (Retailing)*	4,345,823
474,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	1,477,731
148,300	Anhui Conch Cement Co. Ltd. Class H (Materials)	876,131
380,756	Bank of Ningbo Co. Ltd. Class A (Banks)	2,262,652
187,700	Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)(a)	627,555
1,569,000	China Construction Bank Corp. Class H (Banks)	1,188,390
447,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	2,658,289
131,500	China Merchants Bank Co. Ltd. Class A (Banks)	1,036,591
569,500	China Merchants Bank Co. Ltd. Class H (Banks)	4,361,160
25,925	China Tourism Group Duty Free Corp. Ltd. Class A (Retailing)	1,174,455
321,800	China Vanke Co. Ltd. Class A (Real Estate)	1,379,618
419,500	China Vanke Co. Ltd. Class H (Real Estate)	1,500,910
331,000	CITIC Securities Co. Ltd. Class H (Diversified Financials)	724,672
67,398	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	3,647,564
47,200	ENN Energy Holdings Ltd. (Utilities)	727,939
781,632	Focus Media Information Technology Co. Ltd. Class A (Media & Entertainment)	1,309,951
140,700	GDS Holdings Ltd. Class A (Software & Services)*	1,807,464
640,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	2,319,865
43,865	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	380,616
92,900	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	551,920
55,100	Hangzhou Tigermed Consulting Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	1,211,586
181,510	Hongfa Technology Co. Ltd. Class A (Capital Goods)	1,548,455
557,647	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A (Banks)	597,920

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
97,045	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,552,979
339,000	Jiumaojiu International Holdings Ltd. (Consumer Services)*(a)	1,236,554
113,228	Juewei Food Co. Ltd. Class A (Food, Beverage & Tobacco)	1,577,686
499,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	1,998,881
700	Kuaishou Technology (Software & Services)*(a)	10,383
16,740	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	5,470,841
188,574	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	1,537,729
136,600	Meituan Class B (Retailing)*	6,298,544
81,000	Midea Group Co. Ltd. Class A (Consumer Durables & Apparel)	1,203,790
606,000	Minth Group Ltd. (Automobiles & Components)	2,766,075
66,500	NetEase, Inc. (Media & Entertainment)	1,515,141
6,675	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	1,118,062
11,625	Pinduoduo, Inc. ADR (Retailing)*	1,926,379
577,960	Ping An Bank Co. Ltd. Class A (Banks)	2,060,797
373,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	4,393,114
299,201	Sany Heavy Industry Co. Ltd. Class A (Capital Goods)	1,865,191
106,400	SF Holding Co. Ltd. Class A (Transportation)	1,624,709
29,429	Shanghai Putailai New Energy Technology Co. Ltd. Class A (Materials)	450,202
207,452	Shenzhen Inovance Technology Co. Ltd. Class A (Capital Goods)	3,047,342
38,900	Shenzhen Kangtai Biological Products Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	888,008
18,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Services)	1,307,397
104,174	Shenzhen Sunway Communication Co. Ltd. Class A (Technology Hardware & Equipment)	514,605

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
79,100	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	$ 2,066,405
3,244	TAL Education Group ADR (Consumer Services)*	249,399
171,400	Tencent Holdings Ltd. (Media & Entertainment)	15,272,307
793,000	Topsports International Holdings Ltd. (Retailing)(a)	1,285,028
28,000	Tsingtao Brewery Co. Ltd. Class H (Food, Beverage & Tobacco)	270,024
304,885	Universal Scientific Industrial Shanghai Co. Ltd. Class A (Technology Hardware & Equipment)	777,772
624,000	Weichai Power Co. Ltd. Class H (Capital Goods)	1,840,389
79,940	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,901,563
151,000	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	2,114,291
778,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	1,702,265
27,581	XPeng, Inc. ADR (Automobiles & Components)*(b)	1,328,853
197,078	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (Energy)	1,305,249
53,830	Yatsen Holding Ltd. ADR (Household & Personal Products)*	1,032,998
39,080	Yifeng Pharmacy Chain Co. Ltd. Class A (Food & Staples Retailing)	612,736
96,520	Yunnan Energy New Material Co. Ltd. (Materials)	1,960,541
3,637	Zai Lab Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	582,175
488,619	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	1,729,228

		127,695,253

Hong Kong – 5.6%
146,400	AIA Group Ltd. (Insurance)	1,765,109
137,600	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,998,142
30,801	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,969,176

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
1,033,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 959,461
87,500	Techtronic Industries Co. Ltd. (Capital Goods)	1,307,108

		7,998,996

Taiwan – 1.3%
58,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,811,553

TOTAL COMMON STOCKS (Cost $93,513,685)		$137,505,802

Shares	Dividend Rate	Value

Investment Company(c) – 4.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,744,811	0.026%	$ 6,744,811
(Cost $6,744,811)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $100,258,496)		$144,250,613

Securities Lending Reinvestment Vehicle(c) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,342,750	0.026%	$ 1,342,750
(Cost $1,342,750)

TOTAL INVESTMENTS – 101.7% (Cost $101,601,246)		$145,593,363

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(2,447,594)

NET ASSETS – 100.0%		$143,145,769

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%
Argentina – 2.2%
40,885	MercadoLibre, Inc. (Retailing)*	$ 72,755,266

Brazil – 4.4%
4,254,061	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)*	9,205,703
3,311,000	Atacadao SA (Food & Staples Retailing)*	11,521,994
1,058,800	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	11,572,219
304,430	Banco Bradesco SA ADR (Banks)	1,382,112
5,294,868	Banco Bradesco SA (Preference) (Banks)*(a)	23,941,776
6,613,061	Banco Pan SA (Preference) (Banks)(a)	11,349,315
5,121,024	Boa Vista Servicos SA (Commercial & Professional Services)	8,901,001
2,234,100	Fleury SA (Health Care Equipment & Services)	10,722,569
1,732,737	Iochpe Maxion SA (Capital Goods)	4,430,492
719,200	Locaweb Servicos de Internet SA (Software & Services)*(b)	13,436,529
195,670	Pagseguro Digital Ltd. Class A (Software & Services)*	9,578,047
1,563,500	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Equipment & Services)	8,889,952
1,809,686	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)*(b)	21,730,521
116,959	Vinci Partners Investments Ltd. Class A (Diversified Financials)*	1,994,151
98,602	Wiz Solucoes e Corretagem de Seguros SA (Insurance)	138,224

		148,794,605

Cayman Islands – 0.4%
814,015	Patria Investments Ltd. Class A (Diversified Financials)*	14,530,168

China – 34.7%
645,705	Alibaba Group Holding Ltd. ADR (Retailing)*	163,899,300
6,406,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	19,971,186
2,478,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	14,642,557
1,580,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	26,020,286
3,430,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	20,398,056
9,473,500	China Merchants Bank Co. Ltd. Class H (Banks)	72,546,889
848,232	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	45,906,114

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,657,500	ENN Energy Holdings Ltd. (Utilities)	$ 25,562,674
1,119,977	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	9,718,023
2,529,578	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	15,028,255
527,311	Huami Corp. ADR (Technology Hardware & Equipment)*	7,229,434
3,958,000	Jiumaojiu International Holdings Ltd. (Consumer Services)*(b)	14,437,411
18,300	Kuaishou Technology (Software & Services)*(b)	271,435
284,281	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	92,906,586
1,754,400	Meituan Class B (Retailing)*	80,894,338
3,958,000	Minth Group Ltd. (Automobiles & Components)	18,066,213
136,096	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	22,796,080
5,011,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	58,982,879
1,434,358	SF Holding Co. Ltd. Class A (Transportation)	21,902,393
372,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	34,734,493
1,236,500	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	32,302,270
366,631	TAL Education Group ADR (Consumer Services)*	28,186,591
2,679,500	Tencent Holdings Ltd. (Media & Entertainment)	238,752,316
8,315,000	Topsports International Holdings Ltd. (Retailing)(b)	13,474,154
1,534,312	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	36,497,269
9,672,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	21,162,354
306,697	XPeng, Inc. ADR (Automobiles & Components)*(c)	14,776,662
4,321,002	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	15,292,071

		1,166,358,289

Czech Republic – 0.7%
6,524,521	Moneta Money Bank A/S (Banks)*(b)	22,153,967

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Greece – 0.8%
979,358	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financials)	$ 4,144,551
668,719	JUMBO SA (Retailing)	10,475,465
1,222,711	Sarantis SA (Household & Personal Products)	13,458,256

		28,078,272

Hong Kong – 3.9%
3,718,800	AIA Group Ltd. (Insurance)	44,836,660
679,313	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	43,429,983
23,210,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	21,547,708
1,444,000	Techtronic Industries Co. Ltd. (Capital Goods)	21,571,021

		131,385,372

India – 10.0%
28,850	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,615,056
461,609	AIA Engineering Ltd. (Capital Goods)	12,362,675
499,232	Amber Enterprises India Ltd. (Consumer Durables & Apparel)	17,583,886
108,619	Atul Ltd. (Materials)	9,479,313
487,147	Avenue Supermarts Ltd. (Food & Staples Retailing)*(b)	17,673,294
2,129,929	Bharti Airtel Ltd. (Telecommunication Services)	16,130,081
440,751	Computer Age Management Services Ltd. (Software & Services)	10,712,179
2,146,286	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	12,555,259
346,415	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	15,957,450
826,579	ICICI Lombard General Insurance Co. Ltd. (Insurance)*(b)	14,886,486
405,103	Info Edge India Ltd. (Media & Entertainment)	24,192,337
1,690,844	Infosys Ltd. (Software & Services)	28,650,838
403,559	Infosys Ltd. ADR (Software & Services)	6,812,076
1,303,470	Kotak Mahindra Bank Ltd. (Banks)*	30,534,140
257,852	Larsen & Toubro Infotech Ltd. (Software & Services)(b)	13,982,804
220,964	Maruti Suzuki India Ltd. (Automobiles & Components)	21,779,791
639,054	Navin Fluorine International Ltd. (Materials)	20,038,169

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,314,554	Prestige Estates Projects Ltd. (Real Estate)	$ 4,795,744
800,908	Route Mobile Ltd. (Software & Services)*	12,449,970
1,024,128	SBI Life Insurance Co. Ltd. (Insurance)*(b)	12,121,657
1,973,564	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	15,104,420
342,202	TeamLease Services Ltd. (Commercial & Professional Services)*	13,355,861

		336,773,486

Indonesia – 2.0%
16,767,500	Bank Central Asia Tbk. PT (Banks)	40,328,029
242,783,900	BFI Finance Indonesia Tbk. PT (Diversified Financials)	11,652,508
11,974,200	Map Aktif Adiperkasa PT (Retailing)*	2,033,212
203,560,200	Pakuwon Jati Tbk. PT (Real Estate)*	6,950,145
9,480,411	Semen Indonesia Persero Tbk. PT (Materials)	7,143,261

		68,107,155

Mexico – 1.4%
2,788,399	Arca Continental SAB de CV (Food, Beverage & Tobacco)	12,659,949
3,605,910	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	8,091,705
3,323,199	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	5,805,344
7,210,600	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	20,524,831

		47,081,829

Peru – 0.7%
2,416,454	Alicorp SAA (Food, Beverage & Tobacco)	5,446,952
30,896	Credicorp Ltd. (Banks)	4,644,596
425,560	Intercorp Financial Services, Inc. (Banks)	13,567,382

		23,658,930

Philippines – 0.4%
3,128,760	Jollibee Foods Corp. (Consumer Services)	11,536,157

Poland – 1.8%
326,004	Dino Polska SA (Food & Staples Retailing)*(b)	22,894,184
750,009	InPost SA (Transportation)*	18,021,434
2,279,635	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	17,601,193

		58,516,811

Russia – 3.9%
10,641,120	Detsky Mir PJSC (Retailing)(b)	20,065,241
226,830	LUKOIL PJSC (Energy)	16,124,964

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
3,424,947	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	$ 7,081,091
177,970	Ozon Holdings plc ADR (Retailing)*(c)	8,603,070
8,587,383	Sberbank of Russia PJSC (Banks)	29,131,780
682,385	TCS Group Holding plc GDR (Banks)	28,145,003
337,480	Yandex NV Class A (Media & Entertainment)*	21,139,747

		130,290,896

Saudi Arabia – 0.4%
1,222,647	National Commercial Bank (Banks)	14,053,531

Singapore – 0.4%
3,958,793	Nanofilm Technologies International Ltd. (Materials)*	14,334,383

South Africa – 1.3%
310,633	Bid Corp. Ltd. (Food & Staples Retailing)	5,158,322
708,270	Clicks Group Ltd. (Food & Staples Retailing)	11,636,700
1,387,591	JSE Ltd. (Diversified Financials)	10,521,602
350,472	Santam Ltd. (Insurance)	6,135,770
6,796,685	Transaction Capital Ltd. (Diversified Financials)*	10,762,624

		44,215,018

South Korea – 13.2%
271,806	Fila Holdings Corp. (Consumer Durables & Apparel)*	10,368,145
373,363	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)*	13,687,301
266,687	LG Electronics, Inc. (Consumer Durables & Apparel)	36,409,058
123,439	NAVER Corp. (Media & Entertainment)	37,665,092
48,109	NCSoft Corp. (Media & Entertainment)*	40,760,382
186,589	Orion Corp. (Food, Beverage & Tobacco)*	20,003,052
34,327	Pearl Abyss Corp. (Media & Entertainment)*	9,653,685
109,967	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	20,001,723
2,722,042	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	199,000,391
522,276	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	57,022,376

		444,571,205

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 10.7%
92,000	ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	$ 6,222,373
3,450,680	Chailease Holding Co. Ltd. (Diversified Financials)	19,072,490
13,901,203	FIT Hon Teng Ltd. (Technology Hardware & Equipment)*(b)(c)	5,911,107
144,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	15,072,564
391,000	momo.com, Inc. (Retailing)	10,988,636
831,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	10,939,371
82,944	Sea Ltd. ADR (Media & Entertainment)*	17,974,794
10,908,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	230,541,721
1,417,000	Taiwan Union Technology Corp. (Technology Hardware & Equipment)	5,548,651
1,667,718	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	12,436,817
1,589,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	23,327,937

		358,036,461

Thailand – 0.6%
9,277,000	Airports of Thailand PCL (Transportation)	18,365,018

Turkey – 0.4%
1,062,973	Mavi Giyim Sanayi ve Ticaret A/S Class B (Consumer Durables & Apparel)*(b)	7,699,282
3,414,508	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	6,174,252

		13,873,534

United States – 0.8%
48,961	EPAM Systems, Inc. (Software & Services)*	16,863,637
6,939,300	Samsonite International SA (Consumer Durables & Apparel)*(b)	9,978,149

		26,841,786

Vietnam – 0.7%
5,017,083	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	22,305,109

TOTAL COMMON STOCKS (Cost $2,164,515,190)		$3,216,617,248

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 3.3%
2,495,796	iShares, Inc. iShares ESG Aware MSCI EM ETF(c)	$ 108,292,589
(Cost $109,556,813)

Shares	Dividend Rate	Value

Investment Company(d) – 1.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
47,680,197	0.026%	$ 47,680,197
(Cost $47,680,197)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,321,752,200)		$3,372,590,034

Securities Lending Reinvestment Vehicle(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
21,663,970	0.026%	$ 21,663,970
(Cost $21,663,970)

TOTAL INVESTMENTS – 101.1% (Cost $2,343,416,170)		$3,394,254,004

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(36,651,482)

NET ASSETS – 100.0%		$3,357,602,522

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 102.9%
Argentina – 3.4%
668	MercadoLibre, Inc. (Retailing)*	$ 1,188,713

Brazil – 5.6%
78,213	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)*	169,251
71,200	Atacadao SA (Food & Staples Retailing)*	247,770
28,700	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	313,679
118,634	Banco Bradesco SA ADR (Banks)	538,598
46,400	Fleury SA (Health Care Equipment & Services)	222,697
5,191	Pagseguro Digital Ltd. Class A (Software & Services)*	254,100
19,418	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)*(a)	233,169

		1,979,264

China – 34.8%
6,164	Alibaba Group Holding Ltd. ADR (Retailing)*	1,564,608
82,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	255,641
21,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	345,839
57,000	China Mengniu Dairy Co. Ltd. (Food Products)*	338,976
121,500	China Merchants Bank Co. Ltd. Class H (Banks)	930,432
12,700	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	687,321
21,300	ENN Energy Holdings Ltd. (Utilities)	328,498
4,500	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	39,046
28,700	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	170,507
25,900	Meituan Class B (Retailing)*	1,194,234
1,915	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	320,762
78,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	918,667
12,200	SF Holding Co. Ltd. Class A (Transportation)	186,292
4,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	372,991
20,600	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	538,153
4,412	TAL Education Group ADR (Consumer Services)*	339,195
27,100	Tencent Holdings Ltd. (Media & Entertainment)	2,414,700

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
105,000	Topsports International Holdings Ltd. (Retailing)(a)	$ 170,149
27,724	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	659,481
118,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	258,184
2,964	XPeng, Inc. ADR (Automobiles & Components)*	142,806
44,750	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	158,371

		12,334,853

Czech Republic – 1.0%
104,300	Moneta Money Bank A/S (Banks)*(a)	354,150

Greece – 0.8%
18,534	JUMBO SA (Retailing)	290,334

Hong Kong – 6.1%
70,200	AIA Group Ltd. (Insurance)	846,384
13,367	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	854,582
202,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	187,529
18,000	Techtronic Industries Co. Ltd. (Capital Goods)	268,891

		2,157,386

India – 10.8%
6,158	Avenue Supermarts Ltd. (Food & Staples Retailing)*(a)	223,407
24,678	Bharti Airtel Ltd. (Telecommunication Services)	186,888
3,741	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	172,328
18,476	ICICI Lombard General Insurance Co. Ltd. (Insurance)*(a)	332,748
5,963	Info Edge India Ltd. (Media & Entertainment)	356,104
8,862	Infosys Ltd. (Software & Services)	150,164
34,885	Infosys Ltd. ADR (Software & Services)	588,859
24,320	Kotak Mahindra Bank Ltd. (Banks)*	569,703
5,464	Larsen & Toubro Infotech Ltd. (Software & Services)(a)	296,302
4,144	Maruti Suzuki India Ltd. (Automobiles & Components)	408,462
15,177	SBI Life Insurance Co. Ltd. (Insurance)*(a)	179,636

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
49,329	Tata Consumer Products Ltd. (Food Products)	$ 377,533

		3,842,134

Indonesia – 1.5%
228,400	Bank Central Asia Tbk. PT (Banks)	549,332

Mexico – 2.6%
65,999	Arca Continental SAB de CV (Food Products)	299,650
66,665	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	116,458
181,000	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	515,213

		931,321

Peru – 1.1%
1,550	Credicorp Ltd. (Banks)	233,011
5,459	Intercorp Financial Services, Inc. (Banks)	174,852

		407,863

Philippines – 0.3%
25,880	Jollibee Foods Corp. (Consumer Services)	95,423

Poland – 1.3%
8,277	InPost SA (Transportation)*	198,882
33,151	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	255,961

		454,843

Russia – 3.4%
83,000	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	171,603
1,868	Ozon Holdings plc ADR (Retailing)*	90,299
37,566	Sberbank of Russia PJSC ADR (Banks)	514,793
7,072	Yandex NV Class A (Media & Entertainment)*	442,990

		1,219,685

Saudi Arabia – 0.5%
14,700	National Commercial Bank (Banks)	168,967

South Africa – 1.8%
6,908	Bid Corp. Ltd. (Food & Staples Retailing)	114,713
22,732	Clicks Group Ltd. (Food & Staples Retailing)	373,481
7,911	Santam Ltd. (Insurance)	138,499

		626,693

South Korea – 14.6%
5,325	LG Electronics, Inc. (Consumer Durables & Apparel)	726,988

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,851	NAVER Corp. (Media & Entertainment)	$ 564,798
604	NCSoft Corp. (Media & Entertainment)*	511,740
2,234	Orion Corp. (Food Products)*	239,493
442	Pearl Abyss Corp. (Media & Entertainment)*	124,303
1,126	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	204,806
29,015	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2,121,200
6,110	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	667,093

		5,160,421

Taiwan – 12.1%
56,440	Chailease Holding Co. Ltd. (Diversified Financials)	311,953
3,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	314,012
9,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	118,477
1,287	Sea Ltd. ADR (Media & Entertainment)*	278,906
140,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,958,675
20,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	293,618

		4,275,641

Thailand – 0.7%
116,900	Airports of Thailand PCL (Transportation)	231,419

United States – 0.5%
553	EPAM Systems, Inc. (Software & Services)*	190,470

TOTAL COMMON STOCKS (Cost $32,330,919)		$ 36,458,912

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
118,358	0.026%	$ 118,358
(Cost $118,358)

TOTAL INVESTMENTS – 103.2% (Cost $32,449,277)		$36,577,270

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.2)%		(1,131,044)

NET ASSETS – 100.0%		$35,446,226

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Denmark – 4.9%
9,452	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 3,763,264
82,191	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	5,726,101

		9,489,365

Finland – 1.1%
29,198	Neste OYJ (Energy)	2,056,725

France – 6.7%
159,055	BNP Paribas SA (Banks)*	7,627,592
59,515	Vinci SA (Capital Goods)	5,518,718

		13,146,310

Germany – 5.2%
73,643	CTS Eventim AG & Co. KGaA (Media & Entertainment)*	4,344,872
143,883	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	5,764,471

		10,109,343

Japan – 17.4%
46,100	Hoya Corp. (Health Care Equipment & Services)	5,898,675
7,900	Keyence Corp. (Technology Hardware & Equipment)	4,241,361
44,700	Nidec Corp. (Capital Goods)	5,948,596
401,900	ORIX Corp. (Diversified Financials)	6,448,844
98,400	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	4,280,147
52,700	Shiseido Co. Ltd. (Household & Personal Products)	3,421,259
108,673	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,821,990

		34,060,872

Netherlands – 6.2%
131,750	Aalberts NV (Capital Goods)	5,947,663
35,187	Koninklijke DSM NV (Materials)	6,151,158

		12,098,821

Singapore – 2.0%
208,880	DBS Group Holdings Ltd. (Banks)	3,938,903

Spain – 9.7%
1,633,727	Banco Bilbao Vizcaya Argentaria SA (Banks)	7,454,237
64,487	Cellnex Telecom SA (Telecommunication Services)(a)	3,777,896
578,575	Iberdrola SA (Utilities)	7,833,440

		19,065,573

Shares	Description	Value

Common Stocks – (continued)
Sweden – 3.6%
133,708	Assa Abloy AB Class B (Capital Goods)	$ 3,306,837
43,558	Hexagon AB Class B (Technology Hardware & Equipment)	3,795,913

		7,102,750

Switzerland – 10.2%
360,055	Credit Suisse Group AG (Registered) (Diversified Financials)	4,723,048
68,822	Nestle SA (Registered) (Food Products)	7,714,711
18,938	Zurich Insurance Group AG (Insurance)	7,572,298

		20,010,057

Taiwan – 2.8%
45,354	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	5,511,418

United Kingdom – 23.7%
73,217	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	7,468,954
317,556	Compass Group plc (Consumer Services)*	5,672,433
1,363,046	DS Smith plc (Materials)*	6,765,600
161,055	Experian plc (Commercial & Professional Services)	5,629,296
791,636	Informa plc (Media & Entertainment)*	5,386,565
63,324	InterContinental Hotels Group plc (Consumer Services)*	3,901,217
67,265	Reckitt Benckiser Group plc (Household & Personal Products)	5,702,620
848,798	Rentokil Initial plc (Commercial & Professional Services)*	5,760,655

		46,287,340

United States – 3.4%
57,448	Ferguson plc (Capital Goods)	6,670,218

TOTAL COMMON STOCKS (Cost $167,834,096)		$189,547,695

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 2.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,484,483	0.026%	$ 5,484,483
(Cost $5,484,483)

TOTAL INVESTMENTS – 99.7% (Cost $173,318,579)		$195,032,178

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		610,292

NET ASSETS – 100.0%		$195,642,470

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.3%
Australia – 6.5%
43,769	Rio Tinto plc (Materials)	$ 3,320,629
294,071	Sydney Airport (Transportation)*	1,277,826

		4,598,455

Denmark – 2.3%
23,129	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,611,357

Finland – 3.5%
299,464	Nordea Bank Abp (Banks)*	2,427,070

France – 17.0%
57,522	BNP Paribas SA (Banks)*	2,758,507
17,645	Gecina SA (REIT)	2,506,898
52,904	Klepierre SA (REIT)	1,267,959
22,380	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	2,104,801
9,704	Schneider Electric SE (Capital Goods)	1,420,285
20,698	Vinci SA (Capital Goods)	1,919,288

		11,977,738

Germany – 3.6%
37,480	Vonovia SE (Real Estate)	2,502,541

Italy – 6.1%
295,278	Enel SpA (Utilities)	2,928,565
145,682	UniCredit SpA (Banks)*	1,327,581

		4,256,146

Japan – 6.1%
85,300	ORIX Corp. (Diversified Financials)	1,368,715
49,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,744,414
21,900	Trend Micro, Inc. (Software & Services)	1,205,266

		4,318,395

Netherlands – 7.8%
152,578	ING Groep NV (Banks)*	1,356,626
716,910	Koninklijke KPN NV (Telecommunication Services)	2,239,628
100,684	Royal Dutch Shell plc Class A (Energy)	1,863,087

		5,459,341

Singapore – 3.4%
64,300	DBS Group Holdings Ltd. (Banks)	1,212,521
160,900	Singapore Exchange Ltd. (Diversified Financials)	1,195,331

		2,407,852

Spain – 2.9%
152,520	Iberdrola SA (Utilities)	2,064,998

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 14.3%
16,208	Nestle SA (Registered) (Food, Beverage & Tobacco)	$ 1,816,862
20,678	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,872,293
478	SGS SA (Registered) (Commercial & Professional Services)	1,449,772
23,255	Swiss Re AG (Insurance)	2,050,202
7,189	Zurich Insurance Group AG (Insurance)	2,874,499

		10,063,628

Taiwan – 1.9%
63,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,331,404

United Kingdom – 17.9%
26,823	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	2,736,246
366,665	BP plc (Energy)	1,362,511
32,163	Coca-Cola European Partners plc (Food, Beverage & Tobacco)	1,494,615
444,498	DS Smith plc (Materials)*	2,206,305
153,709	National Grid plc (Utilities)	1,785,437
13,358	Reckitt Benckiser Group plc (Household & Personal Products)	1,132,470
31,679	Unilever plc (Household & Personal Products)	1,845,466

		12,563,050

United States – 3.0%
18,036	Ferguson plc (Capital Goods)	2,094,138

TOTAL COMMON STOCKS (Cost $65,503,951)		$67,676,113

Shares	Dividend Rate	Value

Investment Company(a) – 3.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,521,927	0.026%	$ 2,521,927
(Cost $2,521,927)

TOTAL INVESTMENTS – 99.9% (Cost $68,025,878)		$70,198,040

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		61,627

NET ASSETS – 100.0%		$70,259,667

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2021:

CHINA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$12,391,153	$125,114,649	$—
Investment Company	6,744,811	—	—
Securities Lending Reinvestment Vehicle	1,342,750	—	—

Total	$20,478,714	$125,114,649	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$11,636,700	$32,578,318	$—
Asia	325,901,389	2,404,089,207	—
Europe	31,479,690	77,269,360	—
North America	78,475,634	9,978,149	—
South America	209,917,710	35,291,091	—
Exchange Traded Fund	108,292,589	—	—
Investment Company	47,680,197	—	—
Securities Lending Reinvestment Vehicle	21,663,970	—	—

Total	$835,047,879	$2,559,206,125	$—

ESG EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$373,481	$253,212	$—
Asia	3,729,143	26,306,118	—
Europe	198,882	900,445	—
North America	1,121,791	—	—
South America	3,575,840	—	—
Investment Company	118,358	—	—

Total	$9,117,495	$27,459,775	$—

International Equity ESG

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,511,418	$37,999,775	$—
Europe	—	139,366,284	—
North America	—	6,670,218	—
Investment Company	5,484,483	—	—

Total	$10,995,901	$184,036,277	$—

International Equity Income

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$8,057,651	$—
Australia and Oceania	—	4,598,455	—
Europe	1,494,615	51,431,254	—
North America	—	2,094,138	—
Investment Company	2,521,927	—	—

Total	$4,016,542	$66,181,498	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Each of the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.